Transactions With Related Parties - Additional Information (Detail)			6 Months Ended	12 Months Ended
	Jan. 25, 2016 EUR (€)	May 26, 2014 EUR (€)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Due to related parties, current, total				$ 7,043,121	$ 7,930,642
Revenue from related parties						$ 1,973,643
Equity Method Investment Ownership Percentage				50.10%
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities				$ 4,958,250
Term Of Contract			5 years
Monthly Rate Of Lease Rentals			$ 337,250
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel				440
Management fee, per day, per vessel, under bareboat charter				$ 125
Vessel brokerage commission percentage				1.25%	1.25%	1.25%
Crew management fee, per month, per vessel					$ 2,500
Sales and purchase broker commission fee, percentage				1.00%
Due to related parties, current, total				$ 2,084,871	7,930,642
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				500
The Manager [Member] | Commission Fees Incurred And Capitalized To The Cost Of Vessels [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				0	1,598,858	$ 525,978
The Manager [Member] | Voyage Expenses Related Party [Member] | Brokerage Commission Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				1,788,543	2,037,917	1,912,505
The Manager [Member] | Management Fees Related Party [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				5,730,910	7,027,195	7,205,490
The Manager [Member] | Vessels Operating Expenses Related Party [Member] | Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				104,000	137,000	125,500
The Manager [Member] | Vessels Operating Expenses Related Party [Member] | Amounts Paid in Connection to Charter Agreements for the Vessels Operating Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				0	0	675,408
The Manager [Member] | Vessels Operating Expenses Related Party [Member] | Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				862,500	377,500
The Manager [Member] | Net Gain on Sale of Vessels [Member] | Commission Expense Related to the Sale and Leaseback of Vessels [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				109,000	184,000	119,900
The Manager [Member] | General and Administrative Expense [Member] | Reimbursed Compensation [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				1,118,491	1,210,036	1,127,307
The Manager [Member] | General and Administrative Expense [Member] | Office Space Rent [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				87,192	84,686	82,192
The Manager [Member] | Impairment Loss [Member] | Commission Expense Related to the Sale and Leaseback of Vessels [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					212,650
Emihar Petroleum Inc [Member]
Related Party Transaction [Line Items]
Revenue from related parties				0	0	1,973,643
Brave [Member] | Vessel Construction Fee Per Vessel [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party | €	€ 490,000	€ 390,000
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 0	$ 1,790,789	$ 535,864